Consolidated Statements of Financial Position	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Current assets
Cash	$ 5,056,040	$ 32,025,899
Trade receivable and other receivables	3,689,475	3,786,281
Government assistance and R&D tax credits receivable	2,179,423	2,558,670
Inventories	1,246,946	2,937,149
Prepaid expenses	1,325,991	1,052,494
Total current assets	13,497,875	42,360,493
Property and equipment	2,071,457	3,623,009
Right-of-use assets	3,180,318	5,892,374
Intangible assets	45,838,108	34,761,189
Prepaid financing fees	264,523
Goodwill	7,318,126	7,318,126
Total non-current assets	58,672,532	51,594,698
Total assets	72,170,407	93,955,191
Current liabilities
Accounts payable and accrued liabilities	13,570,905	10,988,362
Provisions	878,144
Conversion option	737,974
Current portion of lease liabilities	722,675	673,605
Current portion of government grant liabilities	568,807
Current portion of long-term debt		30,342,675
Total current liabilities	16,478,505	42,004,642
Long-term debt	47,725,583	11,274,618
Redeemable stock options	6,102,496	6,102,496
Lease liabilities	3,058,558	5,905,498
Government grant liabilities	899,489	1,409,694
Total non-current liabilities	57,786,126	24,692,306
Total liabilities	74,264,631	66,696,948
Shareholders’ equity (deficiency)
Capital stock	452,246,204	433,689,768
Reserve – warrants	670,703	670,703
Reserve – stock options	31,659,392	28,708,766
Other component of equity	2,869,188	2,431,688
Deficit	(480,333,695)	(432,341,598)
Equity (deficiency) attributable to owners of the capital stock of the parent	7,111,792	33,159,327
Non-controlling interests	(9,206,016)	(5,901,084)
Total shareholders’ equity (deficiency)	(2,094,224)	27,258,243
Total liabilities and shareholders’ equity (deficiency)	$ 72,170,407	$ 93,955,191